Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of other provisions

FOR THE YEAR ENDED DECEMBER 31	NOTE	AROs	Other (1)	Total
January 1, 2023		165	197	362
Additions		6	39	45
Usage		(5)	(26)	(31)
Reversals		(3)	(22)	(25)
December 31, 2023		163	188	351
Current	23	30	35	65
Non-current	28	133	153	286
December 31, 2023		163	188	351
(1) Other includes environmental, legal, vacant space and other provisions.